DEBT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Debt
	March 31	December 31,
(in thousands)	2021	2020
Current portion of long-term debt
Vehicle loans(1)	$183	$170
Note payable(3)	198	1,043
Total short-term debt	381	1,213

Long-term debt, net
Vehicle loans(1)	189	233
Note payable(2)	56	65
Note payable(3)	40	5
Convertible debenture(4)	13,629	13,701
Total long-term debt	13,914	14,004
Total Indebtedness	$14,295	$15,217

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(1) Primarily fixed term loans on transportation vehicles. Weighted average interest rate at March 31, 2021 was 8.8%.

(2) Note payable in connection with Acme acquisition to be paid as and if financial performance targets are met over the earnout period.

(3) Note payable in connection with Humble Flower and Kaizen acquisitions and termination of the W Vapes acquisition.

        Weighted average interest rate at March 31, 2021 was 4%.

(4) Net of deferred financing costs of $2,096.

	December 31,
(in thousands)	2020	2019
Current portion of long-term debt
Vehicle loans(1)	$170	$135
Note payable(3)	1,043	-
Total short-term debt	1,213	135

Long-term debt, net
Vehicle loans(1)	233	233
Note payable(2)	65	138
Note payable(3)	5	-
Convertible debenture(4)	13,701	-
Total long-term debt	14,004	371
Total Indebtedness	$15,217	$506

Maturities of debt obligations
March 31,
(in thousands)	2021
2021	$335
2022	196
2023	15,774
2024	21
2025	6
2026 and thereafter	3
Total debt obligations	$16,335

December 31,
(in thousands)	2020
2020	$35
2021	1,122
2022	228
2023	16,050
2024	21
2025 and thereafter	6
Total debt obligations	$17,462